    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 2, 2001

                                                         FILE NOS: 333-_________
                                                                   811-_________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES

                                   ACT OF 1933                        [X]

                     Pre-Effective Amendment No. __________           [_]

                     Post-Effective Amendment No. __________          [_]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT

                               COMPANY ACT OF 1940                    [X]

                            Amendment No. __________                  [_]

                        (Check appropriate box or boxes.)

                               Legacy Funds Group

               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219

               (Address of Principal Executive Offices)      (Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 470-8000

                            Karen Jacoppo-Wood, Esq.
                            c/o BISYS Fund Services
                           60 State Street, Suite 1300
                                Boston, MA 02109

                     (Name and Address of Agent for Service)

                                    Copy to:
                              David Stephens, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                             New York, NY 10038-4982

     Approximate Date of the Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

     The Registrant hereby will amend this registration statement on such date or dates as may be necessary to delay its effective date until the Registration shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

                  SUBJECT TO COMPLETION, DATED NOVEMBER 2, 2001

                            [LEGACY FUNDS GROUP LOGO]
                               Legacy Funds Group

                         The Multi-Cap Core Equity Fund

                               The Core Bond Fund

                              The Money Market Fund

                                     Class A
                                   Trust Class
                                   Prospectus

                     [FIRST FINANCIAL CAPITAL ADVISORS LOGO]
                      First Financial Capital Advisors LLC

                               Investment Advisor

                                __________, 2002

                                   QUESTIONS?
                              Call 1-800-[        ]
                        or Your Investment Representative

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


TABLE OF CONTENTS
                                                     RISK/RETURN SUMMARY AND
                                                     FUND EXPENSES

         LOGO
Carefully review this important                      #        Overview
section for information on each
Fund's investment objective, strategies,
risks, past performance, and fees.

                                                     THE MULTI-CAP CORE EQUITY FUND
         LOGO
                                                     #        Investment Objective, Principal Investment
                                                              Strategies, Principal Investment Risks and
                                                              Performance Information
                                                     #        Fees and Expenses

                                                     THE CORE BOND FUND
         LOGO
                                                     #        Investment Objective, Principal Investment
                                                              Strategies, Principal Investment Risks and
                                                              Performance Information
                                                     #        Fees and Expenses

                                                              THE MONEY MARKET FUND
         LOGO
                                                     #        Investment Objective, Principal Investment
                                                              Strategies, Principal Investment Risks and
                                                              Performance Information
                                                     #        Fees and Expenses

                                                     FUND MANAGEMENT
         LOGO
Review this section for                              #        Investment Advisor
details on the people and                            #        Principal Portfolio Managers
organizations who oversee                            #        Administrator and Distributor
the Funds.



                                                     SHAREHOLDER INFORMATION
         LOGO
Review this section for details                      #        Pricing of Fund Shares
on how shares are valued, how to                     #        Distribution and Service Plan
purchase, sell and exchange shares,                  #        Purchasing and Adding to Your Shares
related fees, and payments of dividends              #        Selling Your Shares
and distributions.                                   #        General Policies on Selling Shares
                                                     #        Distribution Arrangements/Sales Charges
                                                     #        Exchanging Your Shares
                                                     #        Dividends, Distributions and Taxes
                                                     #        Additional Performance Information

         LOGO                                                 BACK COVER
Where to learn more about the Funds.

[LOGO] RISK/RETURN SUMMARY AND FUND EXPENSES

Overview

This prospectus describes the following funds offered by Legacy Funds Group(the "Funds"):

The Multi-Cap Core Equity Fund

The Core Bond Fund

The Money Market Fund

On the following pages, you will find important information about each Fund, including:

- investment objective
- principal investment strategies
- principal investment risks
- fees and expenses associated with  the  Fund

The Funds are managed by First Financial Capital Advisors LLC (the "Advisor").

Each fund currently offers two classes of shares--Trust Class and Class A. Trust Class Shares are offered only to certain trust or institutional clients of the Advisor, First National Bank of Southwestern Ohio or affiliates of First Financial Bancorp, the Advisor's parent, as well as to clients of approved broker/dealers investing through qualified wrap accounts. Class A Shares are offered to the public.

Who may want to invest?

Consider investing in The Multi-Cap Core Equity Fund if you:

- are looking to add a growth component to your portfolio
- are seeking a long-term goal such as retirement
- are willing to accept the risks of investing in the stock markets

Consider investing in The Core Bond Fund if you:

- are looking to add a monthly income component to your portfolio
- are willing to accept some risks of price and dividend fluctuations

Consider investing in The Money Market Fund if you:

- have a low risk tolerance
- are seeking preservation of capital
- are investing short-term reserves

- are willing to accept lower potential returns in exchange for a higher degree of safety

[LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES

The Multi-Cap Core Equity Fund

Investment Objective. The Fund seeks a high level of total return, consisting of capital appreciation and current income. This objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets in equity securities of companies of all market capitalizations. Equity securities in which the Fund may invest include common stocks, convertible securities and preferred stocks of both domestic and foreign issuers. The Fund may also purchase dividend-paying stocks of particular issuers when the issuer's dividend record may, in the Advisor's opinion, have a favorable influence on the securities' market value. Although the Fund does not limit its investments to a particular size of company, it focuses on mid to large capitalization companies. The Advisor considers the minimum market capitalization of mid-capitalization companies to be $1.5 billion and the minimum market capitalization of large capitalization companies to be $7.5 billion at the time of purchase by the Fund.

In selecting securities, the Advisor will pursue an investment blend of value and growth stocks.

     Value stocks typically represent companies that the Advisor believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuation systems.

     Growth stocks typically represent financially secure companies with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share. These shares sell at higher prices but are relatively attractive.

The Fund is not limited by a fixed allocation of assets to either value or growth stocks and, depending upon the economic environment and judgment of the Advisor, may emphasize either value or growth stocks to the exclusion of the other.

The Advisor primarily uses a fundamental "bottom-up" approach in selecting securities for investment. This means that the Advisor looks primarily at individual issuers against the context of broader market factors. Some sector investments are influenced by macroeconomic, financial and commodity price factors, while other selections incorporate quality of management appraisals. The Advisor incorporates current fundamental and stock price momentum in timing buy and sell decisions.

[LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES

Under normal market conditions, up to 20% of the Fund's net assets may be invested in money market instruments described below or held in cash.

During temporary defensive periods as determined by the Advisor, the Fund may hold up to 100% of its total assets in money market instruments, such as U.S. Government securities, short-term corporate debt obligations, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements. However, to the extent the Fund is so invested, it may not achieve its investment objective during that time.

The Fund's portfolio turnover is expected to be lower than 100%.

Principal Investment Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in equity securities, which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its objective. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

Market Risk. The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of an investment in the Fund may increase or decrease in response to these movements. By investing in a mix of growth and value stocks, the Fund assumes the risks of both.

Selection Risk. The particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

Capitalization Risk. Capitalization risk is the risk associated with stocks of smaller companies that intrinsically carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell these securities at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.

[LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES

Foreign Investment Risk. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

A further discussion of permissible investments for the Fund can be found in the Statement of Additional Information ("SAI").

[LOGO]        RISK/RETURN SUMMARY AND FUND EXPENSES

The Multi-Cap Core Equity Fund

Performance Information

As a new Fund, past performance information for the Fund is not available as of the date of this prospectus.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

                                                     Fee Table

                                                    Class A Shares                        Trust Class Shares
Shareholder Fees
(fees paid directly from your
investment)

Maximum Sales Charge (Load)                              3.00%                                   None
Imposed on Purchases (as a % of
offering price)

Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets)

Management Fees                                          0.92%                                  0.92%

Distribution (12b-1) Fees                                0.25%                                   None

Other Expenses(1)                                        0.36%                                  0.36%

Total Annual Fund
Operating  Expenses(2)                                   1.53%                                  1.28%

-----------------
(1) Other Expenses are based on estimated expenses the Fund is expected to incur during its first year of operations.
(2) The Fund's Advisor has contractually agreed to limit annual fees and expenses of the Fund to 0.99% (excluding distribution (12b-1) fees) at least until March 31, 2003. Shareholders will be notified if this limitation is continued after that date.


Fee Waiver (2)                                          (0.29%)                                (0.29%)

Net Annual Fund
Operating Expenses(2)                                    1.24%                                   .99%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes:

 .    $10,000 investment
 .    5% annual return
 .    no changes in the Fund's operating expenses, except that only the first year period reflects the current expense limitation
 .    reinvestment of dividends and distributions

The figures shown would be the same whether you sold your shares at the end of a period or kept them. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                    Class A Shares                       Trust Class Shares
---------------------------------------------------------------------------------------------------------------------
        One Year After Purchase                         $423                                   $101

       Three Years After Purchase                       $741                                   $377

[LOGO] RISK/RETURN SUMMARY AND FUND EXPENSES

The Core Bond Fund

Investment Objective. The Fund seeks as high a level of current income as is consistent with preservation of capital. This objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies. The Fund normally invests 80% of its net assets in investment grade or comparable quality debt obligations such as bonds, notes and debentures, bills and other short-term debt securities issued by U.S. corporations or by the U.S. Government, its agencies or instrumentalities.

Investment grade debt obligations are securities rated, at the time of purchase, by a nationally recognized statistical rating organizations (a "NRSRO") in one of the four highest rating categories or unrated securities determined by the Advisor to be of comparable quality. The Fund may sell a security if it falls below the minimum credit quality required for purchase, but it is not required to do so.

In managing the portfolio, the Advisor will employ an analysis of economic trends, particularly interest rate movements, yield spreads, inflation trends and corporate profit outlook. The Advisor diversifies the Fund's holdings among the sectors it considers favorable and reallocates assets in response to actual and expected market and economic changes.

The Fund will normally have a dollar weighted average effective portfolio maturity of 3 to 10 years.

The Fund may also invest, under normal market conditions, up to 20% of its net assets in Yankee bonds, other dollar-denominated foreign securities or money market instruments.

During temporary defensive periods as determined by the Advisor, the Fund may hold up to 100% of its total assets in money market instruments, such as U.S. Government securities, short-term corporate debt obligations, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements. However, to the extent the Fund is so invested, it may not achieve its investment objective during that time. Uninvested cash reserves may not earn income.

The Fund's portfolio turnover is expected to be lower than 100%.

Principal Investment Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

[LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its objective. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

Interest Rate Risk. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the shorter the effective maturity of a bond, the lower the risk of price fluctuation and the lower the return.

Credit Risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases the lower the credit rating of an instrument or its issuer. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a NRSRO in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics.

If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

Market Risk. The market in general has ups and downs, which may affect the performance of any individual fixed income security. The Fund's overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate and liquidity conditions of such sectors.

Selection Risk. Selection risk means that the particular bonds that are selected for a Fund may underperform the market or other funds with similar objectives.

Foreign Investment Risk. To the extent the Fund invests in dollar-denominated foreign securities it will be subject to risks generally associated with such foreign investments, such as political and financial instability, less liquidity and greater volatility, and lack of uniform accounting, auditing and financial reporting standards.

A further discussion of permissible investments for the Fund can be found in the SAI.

[LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES

The Core Bond Fund

Performance Information

As a new Fund, past performance information for the Fund is not available as of the date of this prospectus.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

                                                       Fee Table

                                                     Class A Shares                           Trust Class Shares
   Shareholder Fees
   (fees paid directly from your
   investment)

   Maximum Sales Charge (Load)                            2.50%                                      None
   Imposed on Purchases (as a % of
   offering price)

   Annual Fund Operating Expenses
   (expenses that are deducted from
   Fund assets)

   Management Fees                                        0.70%                                      0.70%

   Distribution (12b-1) Fees                              0.25%                                      None

   Other Expenses(1)                                      0.37%                                      0.37%

   Total Annual Fund
   Operating  Expenses(2)                                 1.32%                                      1.07%

-------------------
(1) Other Expenses are based on estimated expenses the Fund is expected to incur during its first year of operations.
(2) The Fund's Advisor has contractually agreed to limit annual fees and expenses of the Fund to 0.77% (excluding distribution (12b-1) fees) at least until March 31, 2003. Shareholders will be notified if this limitation is continued after that date.


   Fee Waiver(2)                                          (.30%)                                    (.30%)

   Net Annual Fund
   Operating Expenses(2)                                  1.02%                                     0.77%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes:
 .    $10,000 investment
 .    5% annual return
 .    no changes in the Fund's operating expenses, except that only the first year period reflects the current expense limitation
 .    reinvestment of dividends and distributions

The figures shown would be the same whether you sold your shares at the end of a period or kept them. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                      Class A Shares                           Trust Class Shares
-------------------------------------------------------------------------------------------------------------------------
           One Year After Purchase                        $351                                       $79

         Three Years After Purchase                       $629                                      $311

[LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES

The Money Market Fund

Investment Objective. The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. This objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies. The Fund invests in U.S. dollar denominated money market instruments issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), and enters into repurchase agreements fully collateralized by U.S. Government Securities. The Fund's investments may include variable and floating rate securities. Money market obligations are securities whose individual maturity is 397 days or less.

When selecting securities for the Fund's portfolio, the Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high-level of income. The Advisor generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the Advisor believes to be the best relative values.

Typically, the Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

From time to time, the Fund may temporarily hold cash or cash equivalents.

Principal Investment Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES

The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. There is no guarantee that the Fund will meet its objective. It is possible to lose money by investing in the Fund.

Selection Risk. Like all investment funds, The Money Market Fund is subject to the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. Certain U.S. Government Securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Interest Rate Risk. Interest rate risk is the chance that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity. Debt instruments with shorter maturities, such as those permitted for money market funds tend to be less sensitive to changes in interest rates than instruments with longer maturities.

Income Risk. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

A further discussion of permissible investments for the Fund can be found in the SAI.

[LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES

The Money Market Fund

Performance Information

As a new Fund, past performance information for the Fund is not available as of the date of this prospectus.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

                                                       Fee Table

                                                      Class A Shares                             Trust Class Shares

Shareholder Fees
(fees paid directly from your
investment)

Maximum Sales Charge (Load)                                 None                                        None
Imposed on Purchases (as a % of
offering price)

Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets)

Management Fees                                            0.20%                                       0.20%

Distribution (12b-1) Fees                                  0.25%                                        None

Other Expenses(1)                                          0.37%                                       0.37%

Total Annual Fund
Operating  Expenses(2)                                     0.82%                                       0.57%

----------
(1) Other Expenses are based on estimated expenses the Fund is expected to incur during its first year of operations.
(2) The Fund's Advisor has contractually agreed to limit annual fees and expenses of the Fund to 0.47% (excluding distribution (12b-1) fees) at least until March 31, 2003. Shareholders will be notified if this limitation is continued after that date.

Fee Waiver(2)                                              (.10%)                                      (.10%)

Net Annual Fund
Operating Expenses(2)                                      0.72%                                       0.47%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes:

 .    $10,000 investment
 .    5% annual return
 .    no changes in the Fund's operating expenses, except that only the first year period reflects the current expense limitation
 .    reinvestment of dividends and distributions

The figures shown above would be the same whether you sold your shares at the end of a period or kept them. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                       Class A Shares                         Trust Class Shares
-------------------------------------------------------------------------------------------------------------------------
        One Year After Purchase                            $74                                      $48

       Three Years After Purchase                          $252                                     $173

[LOGO]   FUND MANAGEMENT

Investment Advisor

First Financial Capital Advisors LLC (the "Advisor"), a newly-formed wholly owned subsidiary of First Financial Bancorp, located at 300 High Street, P.O. Box 476, Hamilton, Ohio 45012, serves as investment advisor to the Funds. The Advisor manages the investment of the assets of each Fund and continuously reviews, supervises and administers the Funds' investments. The Advisor is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected at its discretion. The Advisor was established using investment personnel and other resources of First National Bank of Southwestern Ohio (the "Bank") and is registered as a Separately Identifiable Department or Division of the Bank.

The Bank is also a wholly owned subsidiary of First Financial Bancorp and has assets in excess of $3.8 billion under management. It was founded in 1863 and is the 12th oldest national bank in the United States. It has been managing trust monies for over 40 years. Shares of the Funds are not guaranteed by the Bank nor are they insured by the FDIC.

Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, is the sub-advisor for The Money Market Fund (the "Sub-Advisor"). As of June 30, 2001, the Sub-Advisor and its affiliates had approximately $37.8 billion in assets under management, of which $7.1 billion were invested in money market or other short-term instruments.

In return for these advisory services, each Fund has agreed to pay the Advisor an annual investment advisory fee of:

Fund                                                    Fee
----------------------------------------------------------------------------
                                                     As a percentage of
                                                      average daily net
                                                           assets
----------------------------------------------------------------------------
The Multi-Cap Core Equity Fund                              .92 %
----------------------------------------------------------------------------
The Core Bond Fund                                          .70 %
----------------------------------------------------------------------------
The Money Market Fund                                       .20%*
-----------------------------------------------------------------------------

*The investment advisory fee for The Money Market Fund includes sub-advisory fees paid to the Sub-Advisor.

[LOGO]   FUND MANAGEMENT

Principal Portfolio Managers

Dennis C. Dietz is the Principal Portfolio Manager responsible for the day-to-day management of The Multi-Cap Core Equity Fund and The Core Bond Fund. Mr. Dietz has served as an officer of the Bank since 1979 and a First Vice President since 1999.

Gregory D. Oviatt is the Principal Portfolio Manager responsible for the day-to-day management of The Money Market Fund. Mr. Oviatt is also responsible for the management and trading with respect to other short-term fixed income portfolios, including mutual fund and cash management accounts. Prior to joining Munder Capital Management in 2000, he was a Vice President and Money Market Portfolio Manager with National City Investment Management Co.

Administrator and Distributor

BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, ("BISYS LP") provides administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS LP also acts as the Funds' distributor. BISYS Fund Services Ohio, Inc. ("BISYS"), an affiliate of BISYS LP, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS is also located at 3435 Stelzer Road, Columbus, Ohio 43219.

[LOGO]   SHAREHOLDER INFORMATION

Pricing of Fund Shares
----------------------

How NAV Is Calculated

A Fund's per share Net Asset Value ("NAV") for each class of shares is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund attributable to such class:

                            Total Assets Liabilities
                NAV =       ------------------------
                       Number of Class Shares Outstanding

You can find most Funds' NAV daily in The Wall Street Journal and other
                                      -----------------------
financial publications.

The Money Market Fund

The Money Market Fund's NAV is expected to be constant at $1.00 per share, although its value is not guaranteed. The NAV generally is determined at 12:00 noon Eastern Standard time on days both the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. The Money Market Fund values its securities at their amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

The Multi-Cap Core Equity Fund and The Core Bond Fund

The per share NAV for The Multi-Cap Core Equity Fund and The Core Bond Fund generally is determined and each Fund's shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Standard time, on days both the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open. The New York Stock Exchange and the Federal Reserve Bank of Cleveland are closed on weekends, national holidays and Good Friday. Foreign securities held by The Multi-Cap Core Equity Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors will not be able to purchase or redeem Fund shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order, completed application and full payment have been received in good order by the Fund or its transfer agent. For example: If you properly place a purchase order to buy shares of The Multi-Cap Core Equity Fund, it must be received by 4:00 p.m. Eastern Standard time in order to receive the NAV calculated after market close or 4:00 p.m. If your order is received after 4:00 p.m. Eastern Standard time, you will receive the NAV calculated on the next business day.

[LOGO]   SHAREHOLDER INFORMATION

----------------------------------

The Multi-Cap Core Equity and Core Bond Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost, unless the Board determines that such method does not represent fair value.

The Multi-Cap Core Equity and Core Bond Funds' 12b-1 fees compensate the Funds' Distributor and other dealers and investment representatives for expenses relating to the sale and distribution of the Funds' shares and servicing shareholder accounts. Because 12b-1 fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of your investment in these Funds and may cost you more than paying other types of sales charges.

Purchasing and Adding to Your Shares
------------------------------------

You may purchase Class A Shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The minimum initial investment amount for Class A Shares is $1,000. The subsequent minimum purchase amount for Class A Shares is $50. Trust Class shares are available only to certain trust or institutional clients of the Advisor, the Bank or affiliates of First Financial Bancorp, as well as to clients of approved broker-dealers investing through a qualified wrap account.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

[LOGO]   SHAREHOLDER INFORMATION

------------------------------------------------

Instructions for Opening or Adding to an Account

If purchasing through your investment representative, simply tell your investment representative that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

By Mail

By Regular Mail                                      By Express Mail
Legacy Funds Group                                   Legacy Funds Group
P.O. Box [         ]                                 c/o BISYS Fund Services
Columbus, OH[             ]                          3435 Stelzer Road
                                                     Columbus, OH 43219
For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "Legacy Funds Group" and include the name of the appropriate Fund(s) on the check.

3. Mail or deliver application and payment to address above.

For Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

     - Fund name
     - Share class
     - Amount invested
     - Account name and account number

[LOGO]   SHAREHOLDER INFORMATION

------------------------------------------------

2. Make check, bank draft or money order payable to "Legacy Funds Group" and include your account number on the check.

3. Mail or deliver investment slip or instructions and payment to the address above.

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank.

Your bank or broker may charge for this service.

Complete the electronic purchase option on your account application or call
1-800-[        ]. Your account can generally be set up for electronic
purchases within 15 days.

Call 1-800-[       ] to arrange a transfer from your bank account.

By Wire Transfer

Call 1-800-[        ] to obtain a new account number and instructions for
sending your application, and for instructing your bank to wire transfer your investment.

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   QUESTIONS?
                             Call 1-800-[       ]

[LOGO]   SHAREHOLDER INFORMATION

------------------------------------------------

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

Automatic Investment Program

You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $50. A minimum account balance of $1,000 must be maintained to be eligible to make automatic investments in the Funds.

To invest regularly from your bank account:

     - Complete the Automatic Investment Plan portion on your Account
       Application

Make sure you note:

     - Your bank name, address and account number

     - The amount you wish to invest automatically (minimum $50)

     - How often you want to invest (every month or 4 times a year)

     - Attach a voided personal check

[LOGO]   SHAREHOLDER INFORMATION

Selling Your Shares
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund , the transfer agent or other authorized entity. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Your Shares

If selling your shares through your investment representative, ask him or her for redemption procedures. Your investment representative may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

               (Unless you have declined telephone sales privileges on your account application.)
               1. Call 1-800-[ ] with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

[LOGO]   SHAREHOLDER INFORMATION

By Mail
               See "General Policies on Selling Shares - Redemptions in Writing Required" below.
               1. Call 1-800-[ ] to request redemption forms or write:
               - your Fund and account number
               - amount you wish to redeem
               - address where your check should be sent
               - account owner signature
               2. Mail to: Legacy Funds Group
               P.O. Box [ ]
               Columbus, OH [ ]

By Overnight Service

               See "General Policies on Selling Shares - Redemptions in Writing Required" below.
               1. See "By Mail" instruction 1 above.
               2. Send to Legacy Funds Group
               c/o BISYS Fund Services
               Attn: T.A. Operations
               3435 Stelzer Road
               Columbus, OH 43219

By Wire Transfer

               You must indicate this option on your account application. Call 1-800-[ ] to request a wire transfer. If you call by 4:00 p.m. Eastern Standard time, your payment will normally be wired to your bank on the next business day. Note: Your financial institution may also charge a separate fee.

Electronic Redemptions

               Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
               Call 1-800-[ ] to request an electronic redemption. If you call by 4:00 p.m. Eastern Standard time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 8 days. Your bank may charge for this service.

                                   QUESTIONS?
                              Call 1-800-[        ]

[LOGO]   SHAREHOLDER INFORMATION

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:

- Call 1-800-[ ] or check the appropriate box on the Account Application. Please include a voided personal check.

- Your account must have a value of $10,000 or more to start withdrawals.

Redemption by Check Writing - The Money Market Fund

You may write checks in amounts of $250 or more on your account in The Money Market Fund should you maintain a minimum account balance of $1,000. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.

General Policies on Selling Shares
----------------------------------

Redemptions in Writing Required

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include each of the following:

     - Redemptions over $10,000

     - Your account registration or the name(s) in your account has changed within the last 15 days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner of the account

[LOGO]            SHAREHOLDER INFORMATION

----------------------------------------------

     - The redemption proceeds are being transferred to another Fund account with a different registration.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program), but not from a notary public. Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions within 15 Days of Initial Investment

When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

[LOGO]            SHAREHOLDER INFORMATION

----------------------------------------------

Redemption In Kind

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

Closing of Small Accounts

In order to protect shareholders from undue costs, If your account falls (not as a result of market action) below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

Distribution Arrangements/Sales Charges

Class A Shares of The Multi-Cap Equity Fund and The Core Bond Fund are subject to a front-end sales charge of 3.00% and 2.50%, respectively. The Money Market Fund is not subject to a front-end sales charge. (See below for description of calculation of sales charges.)

Class A Shares of all Funds are subject to an annual distribution and shareholder servicing fee of 0.25% of the Fund's average daily net assets.

Calculation of Sales Charges

Class A Shares of The Multi-Cap Equity Fund and The Core Bond Fund are sold at their public offering price. This price includes the front-end sales charges described above. Therefore, part of the money you invest in The Multi-Cap Equity Fund or The Core Bond Fund will be used to pay the sales charge. The remainder is invested in the respective Fund's Class A Shares. The sales charges decrease with larger purchases. There is no sales charge on reinvested dividends and distributions.

[LOGO]   SHAREHOLDER INFORMATION

Sales Charges - The Multi-Cap Core Equity Fund


---------------------------------------------------------------------------------------------------------------------
Your Investment                       Sales  Charge  as a %    Sales  Charge  as  a %     Commission to Dealer/
                                      of Your Investment       of Offering Price          Agent as % of Offering
                                                                                          Price
---------------------------------------------------------------------------------------------------------------------
Up to $75,000                                  3.09%                     3.00%                      2.75%
---------------------------------------------------------------------------------------------------------------------
$75,000 up to $200,000                         2.83%                     2.75%                      2.50%
---------------------------------------------------------------------------------------------------------------------
$200,000 up to $500,000                        2.56%                     2.50%                      2.25%
---------------------------------------------------------------------------------------------------------------------
$500,000 up to $1,000,000                      2.04%                     2.00%                      1.75%
---------------------------------------------------------------------------------------------------------------------
Over $1,000,000                                0.00%                     0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------

Sales Charges - The Core Bond Fund

---------------------------------------------------------------------------------------------------------------------
Your Investment                         Sales  Charge  as a %   Sales  Charge  as  a %      Commission to
                                        of Your Investment      of Offering Price           Dealer/Agent as % of
                                                                                            Offering Price
---------------------------------------------------------------------------------------------------------------------
Up to $75,000                                  2.56%                     2.50%                      2.25%
---------------------------------------------------------------------------------------------------------------------
$75,000 up to $200,000                         2.30%                     2.25%                      2.00%
---------------------------------------------------------------------------------------------------------------------
$200,000 up to $500,000                        2.04%                     2.00%                      1.75%
---------------------------------------------------------------------------------------------------------------------
$500,000 up to $1,000,000                      1.78%                     1.75%                      1.50%
---------------------------------------------------------------------------------------------------------------------
Over $1,000,000                                0.00%                     0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------

Exchanging Your Shares
----------------------

You can exchange your shares in one Fund for shares of the same class of another Fund of Legacy Funds Group at NAV (see "Notes on Exchanges" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

[LOGO]   SHAREHOLDER INFORMATION

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Legacy Funds Group, P.O.
Box [     ], Columbus OH [    ], or by calling 1-800-[      ]. Please provide
the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon 60days' notice to shareholders.

                                   QUESTIONS?

                              Call 1-800-[      ]

[LOGO]          SHAREHOLDER INFORMATION

Dividends, Distributions and Taxes
----------------------------------

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on The Multi-Cap Core Equity Fund are declared and paid quarterly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Taxes on capital gains distributions paid by the Funds will vary with the length of time the Fund has held the security, not how long you have invested in the Fund.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

Foreign shareholders may be subject to special withholding requirements.

There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

[LOGO]          SHAREHOLDER INFORMATION

Additional Performance Information
----------------------------------

[Updated Total Return Calculations and Benchmark Index Comparisons as of
------------------------------------------------------------------------
December 31, 2001 to be provided by Amendment]
----------------------------------------------

The average annual total returns for the Trust Class and Class A (no load) Shares of The Multi-Cap Core Equity Fund for the one-year, five-year, ten-year, since 1980 and since inception (May 1, 1965), periods and the average annual total returns for the Trust Class and the Class A (no load) Shares of The Core Bond Fund for the one-year, five-year and ten-year periods are outlined in the chart below.

Fund and Class         1 year    5 years    10 years    Since    Since Inception
                                                         1980     (May 1, 1965)
--------------------------------------------------------------------------------
The Mulit-Cap
Core Equity Fund
  Trust Class Shares   (12.86%)   13.53%     12.14%     14.69%         9.00%
--------------------------------------------------------------------------------
The Multi-Cap
Core Equity Fund
  Class A Shares
   (no load)           (13.08%)   13.25%     11.86%     14.41%         8.73%
--------------------------------------------------------------------------------
The Core Bond Fund
  Trust Class Shares     9.78%     6.48%      6.43%       N/A           N/A
--------------------------------------------------------------------------------
The Core Bond Fund
  Class A Shares
   (no load)             9.51%     6.22%      6.16%       N/A           N/A
--------------------------------------------------------------------------------

The performance information for Class A Shares does not reflect to deduction of applicable sales charges which, if reflected, would reduce the performance quoted. The quoted performance of these Funds represents in the case of each Fund the performance of a common trust fund and two collective trust funds ("Commingled Accounts") advised by First National Bank of Southwestern Ohio, the predecessor to the Advisor, and managed using materially equivalent investment objectives, policies and methodologies as the respective Fund for periods dating back to May 1, 1965 for The Equity Fund and August 31, 1991 for The Core Bond Fund, and prior to the Funds' commencement of operations on [April 1], 2002 as adjusted to reflect the estimated expenses associated with the relevant Fund. The Commingled Accounts were not registered with the Securities and Exchange Commission under the 1940 Act and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled Accounts had been registered, the Commingled Accounts' performance may have been adversely affected. Of course, past performance does not indicate how a Fund will perform in the future.

For more information about the Funds, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including each Fund's operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                               Legacy Funds Group
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-[     ]

You can review the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission. You can receive text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by e-mail to publicinfo@sec.gov.

 - Free from the Commission's Website at http://www.sec.gov.

For information, call 1-800-SEC-0330

Investment Company Act file no. 811-[      ].

                  SUBJECT TO COMPLETION, DATED NOVEMBER 2, 2001

                       STATEMENT OF ADDITIONAL INFORMATION

                               Legacy Funds Group

                         The Multi-Cap Core Equity Fund
                               The Core Bond Fund
                              The Money Market Fund

                               _____________, 2002

This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the Legacy Funds Group (the "Funds" or "Trust") Prospectus, dated ________ , 2002, as it may be revised from time to time. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus. This SAI is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge by writing to the Funds, at 3435 Stelzer Road, Columbus, Ohio 43219; or
by calling the Funds at 1-800-[     ].

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

Investment Policies.............................................................
Description of Securities and Investment Practices..............................
Investment Restrictions ........................................................
Codes of Ethics.................................................................
Management of the Funds.........................................................
Distribution of Fund Shares ....................................................
Rule 12b-1 Distribution Plan....................................................
Calculation of Yield and Total Return...........................................
Additional Purchase and Redemption Information..................................
Determination of Net Asset Value................................................
Portfolio Transactions..........................................................
Federal Income Taxes............................................................
Shares of Beneficial Interest...................................................
Other Information...............................................................
Custodian.......................................................................
Experts.........................................................................
Appendix........................................................................

                               INVESTMENT POLICIES

The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. Each Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets (100% with respect to The Money Market Fund), the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund is a non-fundamental policy of the Fund and may be changed by Legacy Funds Group Board of Trustees without the approval of the Fund's shareholders. All other investment restrictions, other than the fundamental investment restrictions listed under "Investment Restrictions," described in the Prospectus or this SAI may be changed by Legacy Funds Group Board of Trustees.

     The Multi-Cap Core Equity Fund. The Multi-Cap Core Equity Fund ("The Equity Fund") pursues its objective as described in the Prospectus by investing primarily in equity securities of companies of all market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets will be invested in equity securities, including common stocks, convertible securities and preferred stocks of both domestic and foreign issuers. The Fund may also purchase dividend-paying stocks of particular issuers when the issuer's dividend record may, in the Advisor's opinion, have a favorable influence on the securities' market value. Although the Fund does not limit its investments to a particular size of company, it focuses on mid to large capitalization companies. Mid capitalization companies are defined as those with market capitalizations in excess of $1.5 billion at the time of purchase. Large capitalization companies are defined as those with market capitalizations in excess of $7.5 billion at the time of purchase.

     Under normal conditions, up to 20% of the Fund's net assets may be invested in money market instruments or held in cash. When warranted by business or financial conditions, or when, in the opinion of the Advisor, it is in the best interests of the Fund, the Fund may for temporary defensive purposes invest up to 100% of its total assets in U.S. government securities or, subject to a 25% industry concentration limitation, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements (maturing in seven days or less) and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated BBB or better by at least two nationally recognized statistical rating organizations ("NRSROs").

     The Core Bond Fund. The Core Bond Fund pursues its objective as described in the Prospectus by investing primarily in securities issued by U.S. corporations or by the U.S. government, its agencies and instrumentalities. The Fund normally invests 80% of its net assets in investment grade or comparable quality debt obligations such as bonds, notes and debentures, bills and other short-term debt securities issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities. Investment grade debt obligations are securities rated, at the time of purchase, by a NRSRO in one of the four highest rating categories or unrated securities determined by the Advisor to be of comparable quality. The Fund may sell a security if it falls below the minimum credit quality required for purchase, but it is not required to do so.

The Fund may also invest, under normal market conditions, up to 20% of its net assets in Yankee bonds, other dollar-denominated foreign securities or money market instruments.

     The Money Market Fund. The Money Market Fund pursues its objective as described in the Prospectus by investing in U.S. dollar denominated money market instruments issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), and enters into repurchase agreements fully collateralized by U.S. Government Securities. The Fund's investments may include any investments in high quality money market instruments. These securities have remaining maturities not exceeding 397 days. High quality money market obligations are securities which, at the time of purchase, possess the highest short-term rating from at least two NRSROs, or one NRSRO if only rated by one NRSRO, or if unrated, are determined by the Advisor to be of comparable quality. The Fund is required to maintain a dollar-weighted average portfolio maturity no greater than 90 days.

     If the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's Advisor must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an eligible investment for the Fund. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, The Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     From time to time, the Fund may hold temporarily cash or cash equivalents.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     U.S. Government Securities (All Funds). The Funds may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, including money market obligations issued or guaranteed by the U.S. Treasury ("U.S. Treasury Obligations") with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. government agencies or which are supported by the full faith and credit pledge of the U.S. government. In the case of U.S. government obligations which are not backed by the full faith and credit pledge of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies or instrumentalities, and participation in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. government (such as Government Trust Certificates).

     Domestic And Foreign Bank Obligations (The Equity and Core Bond Funds). Although neither of these Funds currently intends to invest in foreign bank obligations, each is permitted to invest in both domestic and foreign bank obligations. These obligations include, but are not restricted to, certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act. The Funds limit their investments in U.S. bank obligations to obligations of U.S. banks (including U.S. branches of foreign banks). The Funds limit their investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches of foreign banks) which, in the opinion of the Advisor, are of an investment quality comparable to obligations of U.S. banks which may be purchased by the Funds.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of a Fund.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. government agency or instrumentality.

     Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities, as are United States banks, and such branches may not be subject to reserve requirements.

     Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such investments.

     Corporate Debt Securities (The Equity and Core Bond Funds). Each of these Funds may invest in obligations of U.S. corporations, U.S. dollar-denominated debt obligations of foreign issuers those described below under "Foreign Securities and American Depositary Receipts." Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. Bank obligations include, but are not limited to certificates of deposit, bankers' acceptances, and fixed time deposits. The Advisor, in choosing corporate debt securities on behalf of a Fund will evaluate each issuer based on
(i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions to such issuer's country; and (iii) other considerations the Advisor deems appropriate. Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities (see "Foreign Securities and American Depositary Receipts" below for more details).

     High-quality and medium-quality debt obligations are characterized as such based on their ratings by NRSROs, such as Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of its Advisor or Sub-Advisor to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this SAI contains further information about the rating categories of NRSROs and their significance. The Core Bond Fund anticipates investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Unrated Investments (The Core Bond and Money Market Funds). Each of these Funds may purchase instruments that are not rated if such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund in accordance with procedures adopted by the Board of Trustees. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. In the case of The Money Market Fund, to the extent required under Rule 2a-7 of the 1940 Act, the Board of Trustees will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders.

     Letters of Credit (The Core Bond and Money Market Funds). Each of these Funds may purchase debt obligations backed by an irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the Fund may be used for investments backed by letters of credit.

     Repurchase Agreements (All Funds). Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U. S. Treasury or other government obligations or high quality money market instruments. The Funds will enter into repurchase agreements only with dealers, domestic banks (members of the Federal Reserve System having total assets in excess of $500 million) or recognized financial institutions which, in the opinion of the Advisor or Sub-Advisor, present minimal credit risks. Each Fund will require that the value of such underlying securities, together with any other collateral held by the Fund, always equals or exceeds the amount of the repurchase obligations of the seller. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of such repurchase agreements will always be less than one year. A Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the sellers obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements are considered loans by the Fund that enters into them. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with illiquid securities and other securities for which there are no readily available quotations, more than 15% (10% with the respect to The Money Market Fund) of the net assets of the Fund would be so invested.

     Variable and Floating Rate Demand and Master Demand Notes (All Funds). The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that such Fund will not receive the principal note amount within seven days' notice, in combination with a Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% (10% with respect to The Money Market Fund) of that Fund's net assets.

     The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in this Prospectus for short term debt securities.

     Foreign Securities and American Depositary Receipts ("ADRs") (The Equity and Core Bond Funds). Although the Funds are permitted to invest in equity securities of foreign issuers, they expect to invest solely in American Depositary Receipts ("ADRs"). ADRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and are designed for use in the domestic securities market. The Equity Fund intends to invest less than 20% of its net assets in ADRs. The Core Bond Fund may invest directly in certain U.S. dollar denominated debt securities of foreign issuers. The foreign debt securities in which The Core Bond Fund may invest include securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of a foreign issuer). The Core Bond Fund's investment in foreign debt securities is limited to 20% of its net assets.

     There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

     Investments in foreign securities and ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers, including through ADRs, are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect the value of the particular security or ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. In addition, with respect to all ADRs, there is always the risk of loss due to currency fluctuations.

     When Issued, Delayed Delivery Securities and Forward Commitments (All Funds). The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While a Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

     Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. Each Fund will segregate cash or other liquid assets in an aggregate amount at least equal to the amount of its outstanding forward commitments.

     Mortgage-Related Securities (The Core Bond and Money Market Funds). Although none of the Funds intends to invest in mortgage-related securities, each of these Funds may, consistent with its respective investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received with respect to mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States Treasury. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     In addition to GNMA, Fannie Mae or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, The Core Bond Fund also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return of POs could be adversely affected. The Funds will treat IOs and POs as illiquid securities except for IOs and POs issued by the U.S. government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Advisor.

     The Core Bond Fund may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or Fannie Mae. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. When purchasing CMO's or REMIC's, the Advisor will use the actual maturity date, average life calculation and structure of the CMO or REMIC to determine the effective maturity. To the extent a particular CMO or REMIC is issued by an investment company, a Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

     The Advisor expects that new types of mortgage-related securities may be developed and offered to investors. The Advisor will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related Securities.

     Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Funds' share values will fluctuate, and there can be no assurance that the Fund's investment objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.

     Illiquid Securities (All Funds). Each Fund has adopted a non-fundamental policy with respect to investments in illiquid securities under which the Fund may not invest more than 15% (10% for The Money Market Fund) of its net assets in the aggregate, in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The Funds may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as liquid if determined to be liquid by the Advisor pursuant to procedures adopted by the Board.

     Rule 144A under the Securities Act which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Fund to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

     The Advisor will monitor the liquidity of restricted securities in the Funds' portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Advisor; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Advisor; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Advisor deems relevant.

     Small Cap Common Stocks (The Equity Fund). To the extent The Equity Fund invests in the common stock of "smaller" companies, such investment generally entails greater risk and volatility than investing in large, well-established companies. The securities of small capitalization companies may offer greater potential for capital appreciation than the securities of larger companies since they may be overlooked by investors or undervalued in relation to their earnings power. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies; thus their securities tend to trade less frequently than those of larger companies which can adversely affect the pricing of these securities and the Fund's ability to sell these securities when the Advisor deems it appropriate. However, these securities may provide greater opportunities for long-term capital appreciation as a result of relative inefficiencies in the marketplace.

     Mid Cap Common Stocks (The Equity Fund). Investing by The Equity Fund in the common stocks of mid-sized companies generally entails greater risk and volatility than investing in large, well-established companies. However, mid-sized companies seem to offer unique competitive advantages because, unlike companies listed on the Standard & Poor's 500 Composite Stock Price Index, these companies are still in the developmental stages of their life cycle and are expected to offer the potential for more rapid growth and for capital appreciation because of their higher growth rates. In addition, in comparison with smaller companies, mid-sized companies tend to have more diversified products, markets, and better financial resources. Furthermore, mid-cap companies have a more defined organizational structure and a plan for management succession. Finally, the stocks of such companies are less actively followed by securities analysts and may, therefore, be undervalued by investors.

     Convertible Securities (The Equity Fund). The Equity Fund may purchase investment grade convertible debt securities having a rating of, or equivalent to, at least "BBB" by S&P, "Baa" by Moody's, or, if unrated, judged by the Advisor to be of comparable quality. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     The Fund may invest in convertible securities when it appears to the Advisor that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Advisor places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Securities rated less than "A" by S&P or Moody's may have speculative characteristics. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer's capacity to pay interest and repay principal than are higher rated debt securities. See the Appendix for an explanation of different rating categories.

     In selecting convertible securities for the Fund, the Advisor relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund may purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Advisor, the risk of default is outweighed by the potential for capital appreciation.

     The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Advisor has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Advisor will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.

     Investment Company Securities (All Funds). Each Fund may invest in securities issued by other investment companies, including for The Equity Fund, participation in equity indices such as Standard & Poor's Depositary Receipts and Nasdaq-100 Index Tracking Stock described below. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act, which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities in the aggregate. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative fees.

     Exchange-Traded Funds. (The Equity Fund) The Fund may invest in shares of exchange-traded investment companies which are designed to provide investment results corresponding to an equity index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS and Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares").

     SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component stocks of the Standard & Poor's 500 Stock Index (the "S&P 500 Index"). SPDRs are listed on the Exchange and traded in the secondary market on a per-SPDR basis.

     DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the "DJIA"). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMONDS basis.

     Nasdaq-100 Shares represent undivided ownership interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index. Nasdaq-100 Shares are listed on the Exchange and are traded in the secondary market on a per-share basis.

     SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. Nasdaq-100 Shares are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the Nasdaq-100 Index. The values of SPDRs, DIAMONDS and Nasdaq-100 Shares are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs, DIAMONDS and Nasdaq-100 Shares involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs, DIAMONDS and/or Nasdaq-100 Shares may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies with respect to the weighting of securities or the number of, for example, larger capitalization stock held.

     Portfolio Turnover. Purchases and sales are made for the Funds whenever necessary, in the Advisor's opinion, to meet each Fund's objective. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. Portfolio turnover may involve the payment by the Funds of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which will increase the Fund's total operating expenses. Increased portfolio turnover may increase the likelihood of additional capital gains for the Fund. It is not anticipated that the portfolio turnover rate will exceed 100% for each of The Equity Fund and The Core Bond Fund.

                             INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental policies of all Funds except as noted. Fundamental investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "Shares of Beneficial Interest" in this SAI).

     None of the Funds, except where indicated, may:

     (1) purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities;

     (2) underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (3) make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements, and may lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33-1/3% of the value of the Fund's total assets;

     (4) purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts; except that a Fund may enter into financial futures contracts and may write call options and purchase call and put options on futures contracts as consistent with the Fund's investment objective and policies; or

     (5) issue senior securities or otherwise borrow, except that a Fund may borrow from banks up to 33-1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33-1/3% of the current value of its total assets; and provided further that a Fund may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial futures contracts and options thereon when the Fund's obligation thereunder, if any, is "covered" (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's obligations and marks-to-market daily such collateral).

     In addition, the Funds are subject to the following non-fundamental limitations, which may be changed by the Board of Trustees without the vote of shareholders. None of the Funds, except where indicated, may:

     (1) write or sell options, call options, straddles, spreads or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts, options on futures contracts and similar investments;

     (2) purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance or purchase and sales of portfolio securities;

     (3) purchase securities of companies for the purpose of exercising control;

     (4) invest more than 15% (10% with respect to The Money Market Fund) of its net assets in illiquid securities; or

     (5) with respect to 75% (100% with respect to The Money Market Fund) of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agencies and instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of any issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of any issuer, provided however, The Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof.

     If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, with respect to fundamental policy number 5 above, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess. In addition, should a change in net asset value or other external events cause the Fund's investments in illiquid securities to exceed the limitation set forth in the Fund's Prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

                                 CODES OF ETHICS

The Trust, Advisor, Sub-Advisor and Distributor (each, a "17j-1 Organization") have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent affiliated persons of the Trust, Advisor, Sub-Advisor and Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds, which also may be held by the 17j-1 Organization subject to the Code.

                             MANAGEMENT OF THE FUNDS

     Trustees and Officers. The Trust's Board of Trustees is responsible for the overall management of the Funds, including general supervision and review of its investment activities. The Trustees and executive officers of the Trust, and their principal occupations during the past five years, are listed below. The Trustees who are deemed to be an "interested person" of the Trust for purposes of the 1940 Act are marked with an asterisk "*".

[Table be completed by amendment prior to effectiveness]

                                  Position(s)
                                  Held with            Principal Occupation
Name, Address and Age             the Trust            During Past 5 Years
---------------------             ---------            -------------------

     As required by law, for as long as the Trust has a Distribution Plan, the selection and nomination of Trustees who are not "interested persons" of the Trust will be made by such disinterested Trustees. See "Rule 12b-1 Distribution Plan" in this SAI.

[Table be completed by amendment prior to effectiveness]

     Trustees of the Trust who are not affiliated with the Distributor or the Advisor receive from the Trust the following fees:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Annual Fee                Regular Meeting Fee    Special Meeting Fee     Other      Telephonic  Committee Meeting
                                                                         Meetings               Fees
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
$                         $                      $                       $                      $
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

     Trustees who are affiliated with the Distributor or the Advisor do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

     As of the date of this SAI, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor and Sub-Advisor. First Financial Capital Advisors LLC (the "Advisor"), 300 High Street, P.O. Box 476, Hamilton, Ohio 45012, has provided investment advisory services to the Funds since inception pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, the Advisor makes investment decisions for the Funds.

     The Advisory Agreement provides that the Advisor shall furnish to the Funds investment guidance and policy direction in connection with the daily portfolio management of each Fund. Pursuant to the Advisory Agreement, the Advisor furnishes to the Board of Trustees periodic reports on the investment strategy and performance of each Fund.

     The Advisor has agreed to provide to the Funds, among other things, money market security and fixed income research, and analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions.

     The Advisory Agreement is for an initial two year term and will continue in effect from year to year thereafter provided the continuance is approved annually, (i) by the holders of a majority of the respective Fund's outstanding voting securities (as defined in the 1940 Act) or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     For the advisory services it provides to the Funds, the Advisor may receive fees based on average daily net assets up to the following annualized rates: The Equity Fund, 0.92 %; The Core Bond Fund, 0.70%; and The Money Market Fund, 0.20% of the value of such Fund's average daily net assets. The Advisor is contractually limiting fees and expenses at least until March 31, 2003.

     Munder Capital Management (the "Sub-Advisor"), 480 Pierce Street, Birmingham, Michigan 48009, serves as Sub-Advisor to The Money Market Fund pursuant to a Sub-Advisory Agreement with the Advisor. As of June 30, 2001, the Sub-Advisor and its affiliates had approximately $37.8 billion in assets under management, of which $7.1 billion were invested in money market or other short-term instruments. The Advisor pays the fees of the Sub-Advisor, at no additional cost to The Money Market Fund. The Sub-Advisory fee is calculated daily and paid monthly at the annual rate of ____% of The Money Market Fund's average daily net assets.

     Administrator, Transfer Agent and Fund Accountant. The Funds entered into an Administration Agreement with BISYS Fund Services Limited Partnership ("BISYS LP"). Under the contract BISYS LP provides management and administrative services necessary for the operation of the Funds, furnishes office space and facilities and pays the compensation of the Trust's officers affiliated with BISYS LP. Pursuant to separate contracts, BISYS Fund Services Ohio, Inc. ("BISYS"), an affiliate of BISYS LP, serves as the Transfer Agent and Fund Accountant to the Funds. For their services, BISYS LP and BISYS have entered into an Omnibus Fee Agreement with the Trust pursuant to which the Trust pays a single all-inclusive fee ("Omnibus Fee"). The Omnibus Fee is computed daily and paid monthly at the annual rate of 0.30% of each Fund's average daily net assets.

                           DISTRIBUTION OF FUND SHARES

     BISYS LP (the "Distributor"), 3435 Stelzer Road, Columbus, Ohio, 43219, serves as principal underwriter for the shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

                          RULE 12b-1 DISTRIBUTION PLAN

     Pursuant to Rule 12b-1 under the 1940 Act, each Fund has adopted with respect to its Class A Shares a Distribution Plan (the "Distribution Plan") which permits the Funds' to pay certain expenses associated with the distribution and servicing of its Class A Shares. Such expenses may not exceed, on an annual basis, 0.25% of the Fund's Class A Shares' average daily net assets. These costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors,
(v) expenses of providing personal services relating to shareholder accounts and/or services related to the maintenance of shareholder accounts, and (vi) such other similar services as the Board of Trustees determines to be appropriate. The actual fee payable to the Distributor shall, within such limit, be determined from time to time by mutual agreement between the Trust and the Distributor. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them.

     The Distribution Plan is for a one-year term and will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the disinterested Trustees. Such agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. The Distribution Plan may not be amended to increase materially the amounts payable thereunder by any Fund without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Distribution Plan may be made except by a majority of both the Trustees of the Trust and the disinterested Trustees.

                      CALCULATION OF YIELD AND TOTAL RETURN

     Current yield for The Money Market Fund will be calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Effective yield for The Money Market Fund will be calculated by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

     Effective Yield: [(Base Period Return + 1)/(365/7)] - 1

     The yield for The Money Market Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                                 P (1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

     Yield for The Core Bond Fund will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                           a-b
                        YIELD = -----------------------------
                                2[(cd+1) to the 6th power -1]

(where a = hypothetical dividends and interest earned during the 30-day period; b = expenses accrued for the period, net of reimbursements; c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the net asset value per share on the last day of the period). The net investment income of The Core Bond Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Fund's net investment income for this purpose. For purposes of sales literature, the Fund's yield also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.

     In addition, investors should recognize that changes in the net asset values of shares of the Fund will affect the yield of such Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield and total return information for the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield or total return of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield or total return.

     From time to time, the Trust may quote the Funds' performance in advertising and other types of literature as compared to the performance of any of the S&P indices, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The Funds' performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., an independent service, which monitors the performance of mutual funds.

     The Funds' comparative performance for such purposes may be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by a NRSRO, such as S&P or Moody's. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare a Fund's performance with other investments, which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Trust Class Shares of Legacy Funds Group is sold on a continuous basis by the Trust's Distributor, BISYS LP. The Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Prospectus contains a general description of how investors may buy shares of the Funds.

     The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the New York Stock Exchange ("NYSE") is restricted by applicable rules and regulations of the SEC;
(b) the NYSE is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Company to determine the fair market value of its net assets.

     Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

     As stated in the Prospectus, the public offering price of the Class A and Trust Class Shares of The Money Market Fund is their net asset value per share which they will seek to maintain at $1.00. The public offering price of the Class A and Trust Class Shares of each of the other Funds is their net asset value per share next computed after the sale plus for Class A Shares a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of each Fund is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The Prospectus contains a table of applicable sales charges.

     Class A Shares Sales Charge Waivers. The following classes of investors may purchase Class A Shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

     (1) Existing First Financial Bancorp depository customers with accounts open on or prior to April 1, 2002 will incur no sales charges on additional purchases or exchanges through March 31, 2003.

     (2) Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

     (3) Officers, trustees, directors and advisory board members of the Legacy Funds Group and employees and retired employees of the First Financial Bancorp and its affiliates, the Distributor and its affiliates, and employees of the Advisor (and spouses, children and parents of each of the foregoing);

     (4) Investors for whom First Financial Bancorp and its affiliate banks with trust powers and correspondent banks or other financial institutions act in a fiduciary, advisory, custodial, agency, or similar capacity;

     (5) Investors who purchase shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares or "wrap" type programs.

     In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.]

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each Fund generally is determined by the Administrator of the Funds on each day the NYSE is open for trading. The net asset value per share is calculated at 12:00 noon (Eastern Standard time) for The Money Market Fund and at 4:00 p.m. (Eastern Standard time) for all other Funds, Monday through Friday, on each day both the NYSE and the Federal Reserve Bank of Cleveland are open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of the Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of such class. All expenses, including fees paid to the Advisor, the Administrator and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. The Money Market Fund also may process purchase and sale orders and calculate its NAV on days that the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which trading in money market instruments is taking place.

     The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in The Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing shareholders of The Money Market Fund would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, The Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in Eligible Securities determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, The Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The extent of any deviations from $1.00 per share will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

     Securities of the non-Money Market Funds for which market quotations are available are valued at latest sale prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. government securities, but excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. Debt securities maturing in 60 days or less generally are valued at amortized cost. In all cases, bid prices will be furnished by a reputable independent pricing service approved by the Board of Trustees and are based on yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Board of Trustees.

     With respect to options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Advisor is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best execution taking into account the broker's general execution and operational facilities, the type of transaction involved and other factors. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     The Advisor may, in circumstances in which two or more brokers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker that has provided statistical or other research services to the Advisor. By allocating transactions in this manner, the Advisor is able to supplement its research and analysis with the views and information of securities firms. Information so received may be in addition to, and not in lieu of, the services required to be performed by the Advisor under the Advisory Agreement, and the expenses of the Advisor will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by brokers through whom the Advisor places securities transactions for a Fund may be used by the Advisor in servicing its other accounts, and not all of these services may be used by the Advisor in connection with advising the Funds. In so allocating portfolio transactions, the Advisor may, in compliance with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), cause the Trust to pay an amount of commission that exceeds the amount of commission that another broker would have charged for effecting the same transaction.

     Except in the case of equity securities purchased by The Equity Fund, purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities and other debt obligations are traded on a net basis and do not involve brokerage commissions. The costs associated with executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. Any of the Funds may purchase obligations from underwriting syndicates of which the Distributor or affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees. Under the 1940 Act, persons affiliated with the Advisor, the Fund or the Distributor may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Fund to affiliated brokers.

     Purchases and sales of equity securities for The Equity Fund typically are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Distributor or its affiliates. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities for The Equity Fund, the Advisor is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Advisor will generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

     As permitted by Section 28 (e) of the 1934 Act, the Advisor may cause a Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the Advisor an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. The amounts of transactions involving such commissions for research services and the services provided by such broker-dealers are periodically reviewed by the Board of Trustees.

                              FEDERAL INCOME TAXES

     The Prospectus describes generally the tax treatment of dividends and distributions made by the Trust. This section of the SAI includes additional information concerning federal income taxes.

     Qualification by a Fund as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that (a) at least 90% of the Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stock or securities, options, futures, forward contracts, foreign currencies, and other income derived with respect to its business of investing in stock or securities; and (b) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and other securities (except that such other securities must be limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The Fund will not be subject to federal income tax on its net investment income and net capital gains which are distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net investment income and tax-exempt income earned in each year. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.

     Under the Code, a nondeductible excise tax of 4%, is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income for the calendar year, (ii) 98% of capital gain net income for the one year period ending on October 31 and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the regulated investment company from its current year's ordinary income and capital gain net income and (ii) any amount on which the regulated investment company pays income tax for the year.

     For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends will, accordingly, be subject to income tax for the year in which the record date falls. Each Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

     A capital gains distribution will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution will be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal tax purposes.

     It is anticipated that a portion of the dividends paid by The Equity Fund will qualify for the dividends-received deduction available to corporations. The Fund is required to notify shareholders of the amount of dividends which will qualify for the deduction within 60 days of the close of the Fund's taxable year. The dividends paid by the other Funds are not expected to qualify. Tax law proposals introduced from time to time, may also affect the dividends received deduction.

     If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares the shareholder subsequently pays a reduced sales load for shares of a Fund, the sales load previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales loads do not exceed the reduction in sales loads) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

     Any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 60-day period beginning 30 days before and ending 30 days after the day the shares are disposed.

     If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any realized gain or loss on closing out a forward contract will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by a Fund at the end of a fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Any gain or loss recognized with respect to forward currency contracts is considered to be 60% long term capital gain or loss and 40% short term capital gain or loss, without regard to the holding period of the contract. Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules (such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules) that would result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. Investors should consult their tax advisors with respect to such rules.

     Shareholders will be notified annually by the Trust as to the federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisors as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

     Foreign Shareholders. Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

                          SHARES OF BENEFICIAL INTEREST

     Legacy Funds Group was organized as a Massachusetts business trust on November 1, 2001, and consists of three separate portfolios or series, which are offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each.

     Each Fund offers Trust Class and Class A Shares. Purchases may be made through an authorized broker or financial institution, including the Fund, by
mail or by wire. Call 1-800-[     ], or contact your sales representative,
broker-dealer or bank to obtain more information about the Fund's classes of shares.

     Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

     Shareholder and Trustee Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant series for all loss and expense of any shareholder of that series held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the series of which the investor is or was a shareholder would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees of officers are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

                                    CUSTODIAN

     Comerica Bank ("Comerica" or the "Custodian") acts as custodian for the Funds. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Comerica receives
[                    ].

                                     EXPERTS

     [                    ] serves as the independent accountants for the Trust.
[              ] provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, NY 10038, serves as counsel to the Trust.

                                    APPENDIX

     The following is a description of the ratings by Moody's Investors Service, Inc. and Standard & Poor's Ratings Services.

                   MOODY'S INVESTORS SERVICE, INC. ("Moody's")

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     UNRATED: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1

                   STANDARD & POOR'S RATINGS SERVICES ("S&P")

     AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

     C1: The rating C1 is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

     (a) Amended and Restated Agreement and Declaration of Trust of Legacy Funds Group (the "Registrant") - filed herewith
     (b)      By-laws of Registrant - filed herewith
     (c)      Not Applicable
     (d)(1)   Form of Investment Advisory Agreement and Sub-Advisory Agreement*
     (e)      Form of Distribution Agreement and Dealer Agreement*
     (f)      Not Applicable
     (g)      Form of Custody Agreement with Comerica Bank*
     (h)(1)   Form of Transfer Agency Agreement*
     (h)(2)   Form of Administration Agreement*
     (h)(3)   Form of Sub-Administration Agreement*
     (h)(4)   Form of Fund Accounting Agreement*
     (h)(5)   Form of Shareholder Services Agreement*
     (h)(6)   Form of Omnibus Fee Agreement*
     (i)      Opinion and Consent of Counsel to the Registrant*
     (j)      Consent of Independent Auditors to the Registrant*
     (k)      None
     (l)      None
     (m)(1)   Form of Distribution Plan*
     (m)(2)   Form of Services Agreement *
     (n)      Form of Multiple Class Plan*
     (o)      Power of Attorney*
     (p)(1)   Form of Code of Ethics of First Financial Capital Advisors LLC*
     (p)(2)   Form of Code of Ethics of Legacy Funds Group*
     (p)(3)   Form of Code of Ethics of Munder Capital Management*
     (p)(4)   Form of Code of Ethics of BISYS Fund Services Limited Partnership*

              *To be filed by Amendment.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

     None.

ITEM 25. Indemnification

     The Registrant is organized as a Massachusetts business trust and is operated pursuant to a Amended and Restated Agreement and Declaration of Trust, dated as of November 1, 2001 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertaken to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

     The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections of Investment Advisor

     None.

ITEM 27. Principal Underwriter

Item 27(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") is the Registrant's principal underwriter. BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc. BISYS acts as principal underwriter for the following investment companies:

Alpine Equity Trust
Ambassador Funds
American Independence Funds Trust
American Performance Funds

AmSouth Funds
BB&T Funds
The Coventry Group
The Eureka Funds
Fifth Third Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Funds Trust
HSBC Investor Funds
HSBC Mutual Funds Trust
The Infinity Mutual Funds, Inc.
LEADER Mutual Funds
Metamarkets.com Funds
Meyers Investment Trust
MMA Praxis Mutual Funds
The M.S.D.&T. Funds, Inc.
Old Westbury Funds, Inc.
Pacific Capital Funds
Summit Investment Trust
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
The Willamette Funds
Vintage Mutual Funds, Inc.
Van Ness Funds

Item 27(b)     Information about Directors and Officers of BISYS is as follows:

Name and Address                Position with Underwriter     Position with Fund
--------------------------------------------------------------------------------
WC Subsidiary Corporation       Sole Limited Partner          None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.*      Sole General Partner          None
3435 Stelzer Road
Columbus, OH 43219

* Charles L. Booth - Executive Representative
  William J. Tomko - Supervising Principal

Item 27(c)     Not applicable.

ITEM 28. Location of Accounts and Records

     All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

     (1) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio (records relating to the administrator, fund accountant and transfer agent).

     (2) Comerica Bank, One Detroit Center, 500 Woodward Avenue, Detroit, Michigan (records relating to the custodian).

ITEM 29. Management Services

     None.

ITEM 30. Undertakings

     (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

     (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio on the 2nd day of November, 2001.



                                                  Legacy Funds Group

                                    By:          /s/ Walter B. Grimm
                                        ---------------------------------------
                                               Walter B. Grimm, President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Walter B. Grimm
--------------------
Walter B. Grimm            President (Principal         November 2, 2001
                           Executive Officer) and
                           Trustee

/s/ Nina L. Jackson
--------------------
Nina L. Jackson            Treasurer (Principal         November 2, 2001
                           Accounting and
                           Financial Officer)